OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2012
SCHEDULE OF OTHER CURRENT ASSETS [Table Text Block]
	June 30, 2012	December 31, 2011
	(Unaudited)

Unverified input VAT	$4,427,544	$2,376,867
Overpaid SEC counselor fee	117,000	-

Total other current assets	$4,544,544	$2,376,867